Interest and Finance Costs, Net	12 Months Ended
Dec. 31, 2019
Interest And Finance Costs Net
Interest and Finance Costs, Net

12. Interest and Finance Costs, net:

The amounts in the accompanying consolidated statements of comprehensive loss are analyzed as follows:

	For the years ended December 31,
	2017	2018	2019
Interest on long-term debt (Note 7)	$2,674	$3,835	$5,122
Interest on promissory note (Note 3)	70	213	395
Long-term debt prepayment fees	—	56	—
Amortization and write-off of financing costs	153	386	258
Total	$2,897	$4,490	$5,775